March 8, 2010



VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                  Re:      Optique Funds, Inc.
                           File Nos. 333-45361 and 811-08627
                           Rule 497(j) Certification
                           ----------------------------------

Ladies & Gentlemen:

                  The undersigned officer of Optique Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended that:

1. the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 16 to the Form N-1A Registration Statement filed by the Company effective on March 2, 2010, which became effective that same day and is the most recent amendment to such Registration Statement; and

2. the text of Post-Effective Amendment No. 16 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system effective on March 2, 2010.

                                Very truly yours

                                OPTIQUE FUNDS, INC.



                                By: /s/ Wendell L. Perkins
                                ------------------------------------------------
                                Wendell L. Perkins
                                President